Basis of Presentation and General Information	12 Months Ended
Dec. 31, 2025
Basis of Presentation and General Information [LineItems]
Basis of Presentation and General Information
1.
Basis of Presentation and General Information

The accompanying consolidated financial statements include the accounts of Heidmar Maritime Holdings Corp. (“HMR”) and its controlled subsidiaries (collectively, the “Company”).

Heidmar Maritime Holdings Corp. was incorporated by Heidmar Inc. (or “Heidmar” or “HMI”) on May 7, 2024, under the laws of the Republic of the Marshall Islands, having common stock of 100 registered shares, at $0.001 par value. On June 18, 2024, HMR entered into a business combination agreement (as amended on December 17, 2024, and January 31, 2025, the “Business Combination Agreement”) with Heidmar, MGO Global Inc. (“MGO”), HMR Merger Sub Inc. (“Merger Sub”), a wholly owned subsidiary of HMR, and Rhea Marine Ltd. and Maistros Shipinvest Corp. (together, the “Heidmar Shareholders”). Pursuant to the Business Combination Agreement, on February 19, 2025, (i) MGO merged with and into Merger Sub, with MGO surviving the merger as a wholly owned subsidiary of HMR and (ii) the Heidmar Shareholders transferred all of their common shares of Heidmar to HMR, with Heidmar becoming a wholly owned subsidiary of HMR (the “Business Combination”).

Upon the closing of the Business Combination, HMR became the going-forward public company and the direct parent company of both HMI and MGO and its common shares began trading on the Nasdaq Capital Market on February 20, 2025, under the symbol “HMR”. HMR and Heidmar are entities under common control. Pursuant to U.S. generally accepted accounting principles (“U.S. GAAP”), this transaction is accounted for as a business acquisition, with Heidmar Inc. being the accounting acquirer and MGO the acquired entity.

Accordingly, the historical financial information of Heidmar Inc. has been carried forward as the historical financial information of the Company, except for the number of shares, which depicts HMR’s equity capitalization following the closing of the Business Combination Agreement on February 19, 2025. The financial information for the year ended December 31, 2025, includes the results of operations and financial position of Heidmar Maritime Holdings Corp. and its subsidiaries, Heidmar Inc. and MGO.

Comparative financial information for the years ended December 31, 2024, and 2023, reflects only the historical results of operations and financial position of Heidmar Inc., the accounting acquirer. The results of MGO for the comparative periods are not presented within the comparative financial information, as MGO is accounted for as the acquired entity and its historical financial information does not constitute the predecessor financial information of the Company. The Company consolidates MGO from the date of acquisition.

Heidmar engages in marine transportation services on an international basis that consists of five business activities: management services to pools of vessels that share operational costs and revenues (“pool management services”), commercial management services for individual vessels (“commercial management services”), sale and purchase services for vessels, which involves assisting clients with the buying and selling of ships (“S&P services”), technical management services for individual vessels (“technical management services”) and chartering of vessels through charter in and charter out (“charter in – charter out”). Heidmar Inc. was formed under the laws of Republic of Liberia on December 3, 1987 and redomiciled into the Republic of the Marshall Islands on December 4, 2006.

MGO engaged in brand acceleration and digital commerce activities, with a focus on the acquisition, development, and monetization of consumer brands across multiple product categories. The Company had built an end-to-end, scalable brand-building platform backed by consumer behavioral data and digital marketing expertise. Its operations were centered around the development and management of digitally native brands designed to thrive in the modern Direct to Consumer (“DTC”) economy. MGO was founded in October 2018 under the laws of the State of Delaware and is headquartered in Florida, with remote employees and specialty contractors located in London, New York, and Latin America.

Following a strategic shift, Company’s management decided to sell the non-core and loss-making flagpole business run under Americana Liberty LLC (“Americana Liberty”), which was a subsidiary of MGO. On June 27, 2025, Americana Liberty that was inherited as part of the business combination with MGO was sold to its former management and MGO has no operations.

In addition, on September 30, 2025, the Company completed the disposal of its loss-making subsidiary, Heidmar Trading DMCC, to the management of the entity. The results of operations of Heidmar Trading DMCC have been consolidated until the date of disposal. As a result of this transaction, the Company recognized a gain on disposal on sale of $61,130 presented under “Gain on disposal of subsidiary” in the accompanying consolidated statement of operations.

The gain on sale of the Company’s subsidiary, Heidmar Trading DMCC, is analyzed as follows:

Assets of Heidmar Trading DMCC as of September 30, 2025	$5,244,620
Liabilities of Heidmar Trading DMCC as of September 30, 2025	$(5,295,750)
Net liabilities of Heidmar Trading DMCC as of September 30, 2025	$(51,130)
Fair value of consideration for the disposal of Heidmar Trading DMCC on September 30, 2025
Cash	$10,000
Total fair value of consideration for the disposal of Heidmar Trading DMCC on September 30, 2025	$10,000
Gain on disposal of Heidmar Trading DMCC on September 30, 2025	$61,130

As of December 31, 2025, the consolidated financial statements include Heidmar Maritime Holdings Corp. and the following controlled subsidiaries:

•
Heidmar Inc.
•
Heidmar International Pools Inc.
•
Heidmar Assets LLC
•
Cash Custodian Inc.
•
Heidmar Bulkers Inc.
•
Heidmar Investments LLC
•
Heidmar UK Limited
•
Heidmar UK Trading Limited
•
Heidmar (Far East) LLC
•
Heidmar (Far East) Pte. Ltd.
•
Heidmar (Far East) Tankers Pte Ltd.
•
Heidmar DMCC
•
Ocean Star Inc.
•
Ocean Dolphin Inc.
•
Landbridge Ship Management (HK) Limited
•
MGO Global Inc.

In addition, as of December 31, 2025, Heidmar Maritime Holdings Corp. owns 50% of the shares of BH Cape Holdings Pte. Ltd. and exercises joint control over this entity (Note 15).

MGO Digital LLC, subsidiary of MGO Global Inc., was dissolved during the year ended December 31, 2025, as it was dormant.

At December 31, 2025, the Company had a working capital deficit of $1,845,915 and cash and cash equivalents of $18,648,537. As of December 31, 2025, the Company had advanced $2,525,000 for the acquisition of a vessel, which is presented within non-current assets. The related memorandum of agreement was terminated on January 21, 2026 (Note 22), and the funds were subsequently returned to the Company, alleviating the working capital deficit. Additionally, the Company expects to finance its working capital deficit with operational cash flows. The Company for the year ended December 31, 2025 had net cash provided from operating cash flows of $13,205,620, despite an operating loss of $4,876,258. Therefore, there is no substantial doubt about the Company’s ability to continue as a going concern, for a reasonable period of time. The accompanying consolidated financial statements do not include any adjustments relating to the recoverability and classification of recorded assets and liabilities, or any other adjustments that might result in the event the Company is unable to continue as a going concern.